Exhibit 99.1

KPMG LLP

Suite 770

20 Pacifica

Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Netrality Properties, LP (the “Company”)

Guggenheim Securities, LLC (the “Structuring Agent”)

(together, the “Specified Parties”)

Re:	Netrality ABS Issuer LLC – Secured Data Center Revenue Term Notes, Series 2024-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in the Data File (defined below) containing information on 5,829 Service Orders (defined below), which we were informed are intended to be included as collateral in the offering of Netrality ABS Issuer LLC – Secured Data Center Revenue Term Notes, Series 2024-1. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•

The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, percentages, and number of days were within $1.00, 0.1%, and 30 days, respectively.

•	The term “Statistical Calculation Date” means June 30, 2024.

•

The term “Data File” means an electronic data file entitled “Netrality 2024-1 Data Tape - KPMG_9.23.24.xlsx” provided by the Structuring Agent on September 23, 2024, on behalf of the Company, containing information on 5,829 data center service order agreements (the “Service Orders”) as of the Statistical Calculation Date.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International limited, a private English company limited by guarantee.

•

The term “Service Order Information” means the following documents provided by the Structuring Agent, on behalf of the Company, related to the Selected Service Orders (defined below): (i) scanned Service Order agreement, (ii) scanned amended and/or restated Service Order agreements, (iii) scanned Master Service Agreements, and (iv) Company’s system charge history. We make no representation regarding the validity or accuracy of the Servicer Order Information.

•

The term “Support Information Files” means an electronic data file and an email message provided by the Structuring Agent, on behalf of the Company, containing information on attributes #6 through #11, #13, and #14 listed in Exhibit B:

–	“_EXTERNAL_ RE_ Net 2024-1 - Initial Exceptions List.msg” provided on September 17, 2024.

–	“NET 2024-1 Initial Exceptions 9.25.24 - 4.xlsx” provided on October 4, 2024,

•	The term “Source Documents” means the Service Order Information and Support Information Files.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in Exhibit C.

•	The term “Provided Information” means the Source Documents and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 100 Service Orders from the Data File using the following methodologies:

(i)	Select one (1) Service Order for each of the top 25 customers ranked by total annualized revenue in the Data File (the “Top Tenant Sample”); and,

(ii)	Select 75 Service Orders from the remaining customers (the “Regular Tenant Sample”).

The Top Tenant Sample and the Regular Tenant Sample together constitute the “Selected Service Orders.” A listing of the Selected Service Orders is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Service Orders we were instructed to randomly select from the Data File.

B.

For each Selected Service Order, we compared or recomputed the specified attributes in the Data File listed in Exhibit B to or using the corresponding information included in the Source Documents, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception.

We found such information to be in agreement except as listed in Exhibit D.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Service Orders, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Service Order to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Servicer Orders being securitized, (iii) the compliance of the originator of the Service Orders with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Service Orders that would be material to the likelihood that the issuer of the asset-backed securities will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California

October 18, 2024

Exhibit A – Selected Service Orders

Selected Service Order #	Service Order Identifier[1]	Top Tenant?	Selected Service Order #	Service Order Identifier[1]	Top Tenant?
1	N2401001	yes	51	N2401051	no
2	N2401002	yes	52	N2401052	no
3	N2401003	yes	53	N2401053	no
4	N2401004	yes	54	N2401054	no
5	N2401005	yes	55	N2401055	no
6	N2401006	yes	56	N2401056	no
7	N2401007	yes	57	N2401057	no
8	N2401008	yes	58	N2401058	no
9	N2401009	yes	59	N2401059	no
10	N2401010	yes	60	N2401060	no
11	N2401011	yes	61	N2401061	no
12	N2401012	yes	62	N2401062	no
13	N2401013	yes	63	N2401063	no
14	N2401014	yes	64	N2401064	no
15	N2401015	yes	65	N2401065	no
16	N2401016	yes	66	N2401066	no
17	N2401017	yes	67	N2401067	no
18	N2401018	yes	68	N2401068	no
19	N2401019	yes	69	N2401069	no
20	N2401020	yes	70	N2401070	no
21	N2401021	yes	71	N2401071	no
22	N2401022	yes	72	N2401072	no
23	N2401023	yes	73	N2401073	no
24	N2401024	yes	74	N2401074	no
25	N2401025	yes	75	N2401075	no
26	N2401026	no	76	N2401076	no
27	N2401027	no	77	N2401077	no
28	N2401028	no	78	N2401078	no
29	N2401029	no	79	N2401079	no
30	N2401030	no	80	N2401080	no
31	N2401031	no	81	N2401081	no
32	N2401032	no	82	N2401082	no
33	N2401033	no	83	N2401083	no
34	N2401034	no	84	N2401084	no
35	N2401035	no	85	N2401085	no
36	N2401036	no	86	N2401086	no
37	N2401037	no	87	N2401087	no
38	N2401038	no	88	N2401088	no
39	N2401039	no	89	N2401089	no
40	N2401040	no	90	N2401090	no
41	N2401041	no	91	N2401091	no
42	N2401042	no	92	N2401092	no
43	N2401043	no	93	N2401093	no
44	N2401044	no	94	N2401094	no
45	N2401045	no	95	N2401095	no
46	N2401046	no	96	N2401096	no
47	N2401047	no	97	N2401097	no
48	N2401048	no	98	N2401098	no
49	N2401049	no	99	N2401099	no
50	N2401050	no	100	N2401100	no

[1]	The Company has assigned a unique identifier to each Service Order in the Data File. The Service Order Identifier listed in Exhibit A are not the unique identifiers assigned by the Company.

Exhibit B – Attributes and Source Documents

#	Common Attribute Name	Attribute Name in Data File	Source Documents/Instructions (see Exhibit C)
1	Unique Identifier	LEASID concatenated with ACCT	n/a (information purpose only)
2	Customer Name	OCCNAME	Service Order Information
3	Market	Market	Service Order Information
4	Site	Site	Service Order Information
5	Product Type	FSLI	Instructions
6	Customer Since Date	Tenure Start (Clean)	Service Order Information and Support Information Files
7	Renewal Options Remaining	RTERM_N	Service Order Information, Support Information Files, and Instructions
8	Renewal Period Terms (in months)	RTERM_MTHS	Service Order Information, Support Information Files, and Instructions
9	Start Date	Rent Start Date (Clean)	Service Order Information and Support Information Files
10	End Date	Rent End Date (Clean)	Service Order Information and Support Information Files
11	Contract Original Term (in months)	Contract Term (Clean)	Support Information Files and Instructions
12	Contract Remaining Term (in months)	Remaining Term –Months (Clean)	Instructions
13	Month to Month	MTM	Support Information Files
14	Current Billing Rate ($ per sqft)	AMOUNT	Service Order Information and Support Information Files
15	Ultimate Parent of Customer	Parent	Instructions
16	Product Type	DESCRPTN	Service Order Information

Exhibit C – Instructions

#	Common Attribute Name	Instructions
5	Product Type	Compare to the FSLI Mapping provided in tab “Account_Map” in the Data File.
7	Renewal Options Remaining	For any Service Order with a “Y” in the Month to Month (“MTM”) attribute, Renewal Options Remaining equals 1.
8	Renewal Period Terms	For any Service Order with a “Y” in the MTM attribute, Renewal Period Terms equals 1.
11	Contract Original Term	Recompute using the formula below: Contract Original Term = DATEDIF(Start Date - DAY(Start Date) + 1, End Date, “m”) + 1
12	Contract Remaining Term

For any Service Order with a “Y” in the MTM attribute, the Contract Remaining Term equals 1.

For all other Service Orders, recompute using the formula below:

Contract Remaining Term =ROUNDUP(DAYS360(Statistical Calculation Date, End Date) / 30, 0)

15	Ultimate Parent of Customer	Compare to the Parent Mapping provided in tab “Parent_Map” in the Data File.

Exhibit D – Exceptions

Selected Service Order #	Common Attribute Name	Per Data File	Per Source Documents/Instructions
20	Renewal Period Terms (in months)	1	120
21	Renewal Options Remaining	0	2
21	Renewal Period Terms (in months)	0	60
22	Renewal Period Terms (in months)	12	60
67	Renewal Period Terms (in months)	1	12
68	Customer Since Date	TBD	10/31/2023
69	Customer Since Date	TBD	3/29/2024
89	Renewal Period Terms (in months)	36	48
100	Customer Since Date	TBD	4/1/2024